SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

October 17, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
RE:	The Cannabis ETF, a series of the Spinnaker ETF Series
File Nos. 333-165711 and 811-22398

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find attached Post-Effective Amendment No. 24 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of updating the principal investment strategies of The Cannabis ETF and other minor and conforming changes.

If you have any questions concerning the foregoing, please do not hesitate to contact me at 214-665-3685.

Yours truly,

/s/ Tanya Cody
Tanya Cody